Summary of Significant Accounting Policies - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3 [Member] $ in Thousands		Sep. 30, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Assets:
Fair value, Loans receivable at fair value (in Dollars)		$ 55,018		$ 90,103		$ 532,419
Total level 3 assets measured at fair value (in Dollars)		83,995		130,619		985,000
Liabilities:
Fair value, Contingent consideration (in Dollars)				4,538		25,194
Liabilities:
Fair value, Liability-classified warrants (in Dollars)		8,500
Total level 3 liabilities measured at fair value (in Dollars)		8,500		4,538		25,194
Valuation Technique, Discounted Cash Flow And Market Approach [Member]
Nonrecurring
Fair value, Noncontrolling interest (in Dollars)		1,575
Measurement Input, EBITDA Multiple [Member] | Valuation, Market Approach [Member]
Assets:
Fair value, Equity securities (in Dollars)		$ 24,117		$ 34,654		$ 324,279
Range, Equity securities		5.9		6.3
Weighted Average, Equity securities		5.9		6.3
Measurement Input, EBITDA Multiple [Member] | Valuation, Market Approach [Member] | Weighted Average [Member]
Assets:
Range, Equity securities			[1]	6.3	[2]	8.3	[2]
Weighted Average, Equity securities			[1]	6.3	[2]	8.3	[2]
Measurement Input, EBITDA Multiple [Member] | Valuation, Market Approach [Member] | Minimum [Member]
Assets:
Range, Equity securities						0.7
Weighted Average, Equity securities						0.7
Measurement Input, EBITDA Multiple [Member] | Valuation, Market Approach [Member] | Maximum [Member]
Assets:
Range, Equity securities						13.5
Weighted Average, Equity securities						13.5
Measurement Input, EBITDA Multiple [Member] | Valuation Technique, Discounted Cash Flow And Market Approach [Member] | Weighted Average [Member]
Nonrecurring
Weighted Average, Noncontrolling interest	[3]	7.3
Liabilities:
Range, Liability-classified warrants	[3]	7.3
Measurement Input, EBITDA Multiple [Member] | Valuation Technique, Discounted Cash Flow And Market Approach [Member] | Minimum [Member]
Nonrecurring
Range, Noncontrolling interest		5.75
Measurement Input, EBITDA Multiple [Member] | Valuation Technique, Discounted Cash Flow And Market Approach [Member] | Maximum [Member]
Nonrecurring
Range, Noncontrolling interest		10
Measurement Input, Sale Multiple [Member] | Valuation, Market Approach [Member] | Weighted Average [Member]
Assets:
Range, Equity securities			[1]	3.1	[2]	0.9	[2]
Weighted Average, Equity securities			[1]	3.1	[2]	0.9	[2]
Measurement Input, Sale Multiple [Member] | Valuation, Market Approach [Member] | Minimum [Member]
Assets:
Range, Equity securities		0.5		2.1		0.8
Weighted Average, Equity securities		0.5		2.1		0.8
Measurement Input, Sale Multiple [Member] | Valuation, Market Approach [Member] | Maximum [Member]
Assets:
Range, Equity securities		6		8		3.5
Weighted Average, Equity securities		6		8		3.5
Measurement Input, Commodity Market Price [Member] | Valuation, Market Approach [Member] | Weighted Average [Member]
Assets:
Range, Equity securities	[1]	11.04
Weighted Average, Equity securities	[1]	11.04
Measurement Input, Commodity Market Price [Member] | Valuation, Market Approach [Member] | Minimum [Member]
Assets:
Range, Equity securities		10.07
Weighted Average, Equity securities		10.07
Measurement Input, Commodity Market Price [Member] | Valuation, Market Approach [Member] | Maximum [Member]
Assets:
Range, Equity securities		11.91
Weighted Average, Equity securities		11.91
Measurement Input, Annualized Volatility [Member] | Valuation, Market Approach [Member]
Assets:
Fair value, Equity securities (in Dollars)		$ 4,860		$ 5,862
Measurement Input, Annualized Volatility [Member] | Valuation, Market Approach [Member] | Weighted Average [Member]
Assets:
Range, Equity securities		71	[1]	87
Weighted Average, Equity securities		71	[1]	87
Measurement Input, Annualized Volatility [Member] | Valuation, Market Approach [Member] | Minimum [Member]
Assets:
Range, Equity securities		48		47
Weighted Average, Equity securities		48		47
Measurement Input, Annualized Volatility [Member] | Valuation, Market Approach [Member] | Maximum [Member]
Assets:
Range, Equity securities		192		171
Weighted Average, Equity securities		192		171
Measurement Input, Annualized Volatility [Member] | Valuation Technique, Monte Carlo simulation And Black-Scholes Option Pricing Model [Member]
Nonrecurring
Weighted Average, Noncontrolling interest		80
Liabilities:
Fair value, Liability-classified warrants (in Dollars)		$ 8,500
Range, Liability-classified warrants		80
Measurement Input, Annualized Volatility [Member] | Valuation Technique, Monte Carlo simulation And Black-Scholes Option Pricing Model [Member] | Weighted Average [Member]
Liabilities:
Weighted Average, Liability-classified warrants	[1]	80
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Assets:
Fair value, Loans receivable at fair value (in Dollars)		$ 53,715		$ 86,150
Liabilities:
Fair value, Contingent consideration (in Dollars)				4,538
Liabilities:
Total level 3 liabilities measured at fair value (in Dollars)				$ 4,538
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member]
Assets:
Range, Loans receivable at fair value		16.4	[1]	19.7
Weighted Average, Loans receivable at fair value		16.4	[1]	19.7
Liabilities:
Range, Contingent consideration				5.1
Weighted Average, Contingent consideration				5.1
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member]
Assets:
Range, Loans receivable at fair value		7.3		7.3
Weighted Average, Loans receivable at fair value		7.3		7.3
Liabilities:
Range, Contingent consideration				5
Weighted Average, Contingent consideration				5
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member]
Assets:
Range, Loans receivable at fair value		20.2		69.1
Weighted Average, Loans receivable at fair value		20.2		69.1
Liabilities:
Range, Contingent consideration				7.5
Weighted Average, Contingent consideration				7.5
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow And Market Approach [Member]
Nonrecurring
Range, Noncontrolling interest		21
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow And Market Approach [Member] | Weighted Average [Member]
Nonrecurring
Weighted Average, Noncontrolling interest	[3]	21
Liabilities:
Range, Liability-classified warrants	[3]	21
Measurement Input, Market Price [Member] | Valuation, Market Approach [Member]
Assets:
Fair value, Loans receivable at fair value (in Dollars)		$ 1,303		$ 3,953		$ 19,897
Range, Loans receivable at fair value		6.08				19.87
Weighted Average, Loans receivable at fair value		6.08				19.87
Measurement Input, Market Price [Member] | Valuation, Market Approach [Member] | Weighted Average [Member]
Assets:
Range, Equity securities	[2]			10.76		12.27
Weighted Average, Equity securities	[2]			10.76		12.27
Range, Loans receivable at fair value		6.08	[1]	12.9	[2]	19.87	[2]
Weighted Average, Loans receivable at fair value		6.08	[1]	12.9	[2]	19.87	[2]
Measurement Input, Market Price [Member] | Valuation, Market Approach [Member] | Minimum [Member]
Assets:
Range, Equity securities				9.97		0.04
Weighted Average, Equity securities				9.97		0.04
Range, Loans receivable at fair value				9.6
Weighted Average, Loans receivable at fair value				9.6
Measurement Input, Market Price [Member] | Valuation, Market Approach [Member] | Maximum [Member]
Assets:
Range, Equity securities				11.1		92.51
Weighted Average, Equity securities				11.1		92.51
Range, Loans receivable at fair value				16.48
Weighted Average, Loans receivable at fair value				16.48
Measurement Input, Discount for Lack of Marketability [Member] | Valuation Technique, Monte Carlo simulation And Black-Scholes Option Pricing Model [Member]
Nonrecurring
Weighted Average, Noncontrolling interest		12
Liabilities:
Range, Liability-classified warrants		12
Measurement Input, Discount for Lack of Marketability [Member] | Valuation Technique, Monte Carlo simulation And Black-Scholes Option Pricing Model [Member] | Weighted Average [Member]
Liabilities:
Weighted Average, Liability-classified warrants	[1]	12

[1]	Unobservable inputs were weighted by the relative fair value of the financial instruments.
[2]	Unobservable inputs were weighted by the relative fair value of the financial instruments.
[3]	Unobservable inputs were weighted by the relative equity value of BRSH.